Investments Accounted for Using Equity Method - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 TWD ($)
Vanguard International Semiconductor Corporation [member]
Disclosure of associates [line items]
Amount of investment increased	$ 3,738.8